Discontinued Operations (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets of discontinued operations:
Retained interest in purchased accounts receivable		$ 6,500	$ 4,966,338
Earned but uncollected fees			141,077
Due from client			256,313
Assets of discontinued operations, Total		6,500	5,363,728
Liabilities of discontinued operations:
Accounts payable		7,626	26,966
Accrued expenses		7,626	51,719
Due to financial institution			3,240,942
Deferred revenue			12,328
Liabilities of discontinued operations,Total		$ 7,626	$ 3,331,955